Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024

Pacer BioThreat Strategy ETF (VIRS)
(the “Fund”)

December 9, 2022
Supplement to the Statement of Additional Information (“SAI”) dated August 31, 2022

As of December 12, 2022, the size of Creation Units (as defined in the SAI) for the Fund will be 25,000 shares. This Supplement pertains only to the Fund and does not affect the size of Creation Units for any other fund, including other funds offered in the Fund’s current SAI.

Please retain this Supplement with your SAI for future reference.